Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 5,793	$ 5,159	$ 1,841
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	8,876	6,226	4,971
Provision for loan losses	4,924	12,632	16,438
Deferred income taxes	(213)	(678)	(523)
Gain on sale of investment securities	(1,218)	(4,406)	(3,348)
Write-down of investment securities	0	144	291
Loss/(Gain) on sale of other real estate	98	272	(191)
Write-down of other real estate	1,038	1,050	895
Restricted stock expense	0	7	10
Change in:
Mortgage loans held for sale	(1,776)	(1,332)	(974)
Cash surrender value of life insurance	(438)	(296)	(257)
Other assets	(399)	2,644	(2,316)
Other liabilities	2,342	930	961
Net cash provided (used by) operating activities	19,027	22,352	17,798
Cash flows from investing activities:
Net change in certificates of deposit	0	735	2,610
Purchases of investment securities available for sale	(88,304)	(208,863)	(232,915)
Proceeds from calls, maturities and paydowns of investment securities available for sale	63,225	54,041	86,935
Proceeds from sales of investment securities available for sale	47,076	110,978	65,774
Purchases of other investments	(493)	(215)	0
Proceeds from sale of other investments	606	290	585
Net change in loans	38,170	38,561	28,703
Purchases of premises and equipment	(917)	(1,601)	(1,441)
Purchases of bank owned life insurance	0	(5,000)	0
Proceeds from sale of other real estate and repossessions	5,434	3,355	5,725
Net cash provided (used) by investing activities	64,797	(7,719)	(44,024)
Cash flows from financing activities:
Net change in deposits	(45,586)	(11,601)	29,369
Net change in demand notes payable to U.S. Treasury	0	(1,600)	964
Net change in securities sold under agreement to repurchase	(5,022)	5,506	(2,782)
Proceeds from FHLB borrowings	25,400	40,000	0
Repayments of FHLB borrowings	(25,400)	(40,000)	(7,000)
Proceeds from FRB borrowings	2	1	0
Repayments of FRB borrowings	(2)	(1)	0
Preferred stock and warrant repurchase	(12,122)	0	0
Restricted stock payout	0	17	12
Stock options exercised	539	0	0
Cash dividends paid on Series A preferred stock	(1,023)	(1,253)	(1,253)
Cash dividends paid on common stock	(1,003)	(443)	(447)
Net cash (used) provided by financing activities	(64,217)	(9,374)	18,863
Net change in cash and cash equivalent	19,607	5,259	(7,363)
Cash and cash equivalents at beginning of period	29,236	23,977	31,340
Cash and cash equivalents at end of period	48,843	29,236	23,977
Cash paid during the year for:
Interest	7,838	10,900	14,419
Income taxes	2,013	283	1,700
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	2,536	(3,087)	1,838
Change in unrealized gain on derivative financial instruments, net	0	398	680
Transfer of loans to other real estate and repossessions	6,323	10,787	9,105
Financed portion of sale of other real estate	1,076	5,208	2,270
Accretion of Series A preferred stock	70	141	141
Discount on preferred stock	$ 835	$ 0	$ 0